Schedule of Basic and Diluted Net Loss Per Share (Details) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss attributable to the Cheche’s ordinary shareholders per share
Weighted average basis		24,777,946	35,185,538
Restricted shares	188,752	523,097	1,032,167
Anti-dilutive effect	944,109	822,952	7,975,942